BOARD OF DIRECTORS - Schedule of long term incentive plan of former members of the board of management (Details)	12 Months Ended				36 Months Ended
	Dec. 31, 2021 EUR (€) shares shares	Dec. 31, 2020 EUR (€) shares shares	Dec. 31, 2019 EUR (€) shares shares	Dec. 31, 2018 EUR (€) shares shares	Dec. 31, 2021 shares shares	Dec. 31, 2020 shares shares	Apr. 07, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)	105,056,072				105,056,072		98,281,659
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	8,451,788	1,035,000	2,562,857		12,049,645	12,049,645
Forfeited (in shares)	(295,000)
Mr Sijmen de Vries | Board of Management | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,337,888	0	201,050	130,131
Settled (in shares)	0	0	0	(130,131)
Forfeited (in shares)	0	0	0	0
Not vested (in shares) | €	€ 0	€ 0	€ 0	€ 0
Number of shares reserved for issue under options and contracts for sale of shares (in shares)	1,337,888	0	201,050.000	0	1,337,888	0